John Hancock Funds II
Supplement dated May 1, 2012
to the Class 1 Prospectus dated December 31, 2011

The Annual Fund Operating Expense table and the expense Examples table for the Class 1 shares of each of the Retirement Choices Portfolios are revised and restated as follows:

John Hancock Retirement 2050 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2050 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2050 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses	[2]	0.34%
Acquired fund fees and expenses	[1][3]	0.41%
Total fund operating expenses		1.01%
Contractual reimbursement	[4]	(0.29%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Other expenses" have been estimated for the class's first year of operations.
[3]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2050 Portfolio Prospectus Class 1 Shares Class 1	74	293	530	1,210

John Hancock Retirement 2045 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2045 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2045 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.44%
Acquired fund fees and expenses	[1][2]	0.41%
Total fund operating expenses		1.11%
Contractual reimbursement	[3]	(0.39%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2045 Portfolio Prospectus Class 1 Shares Class 1	74	314	574	1,317

John Hancock Retirement 2040 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2040 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2040 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.43%
Acquired fund fees and expenses	[1][2]	0.40%
Total fund operating expenses		1.09%
Contractual reimbursement	[3]	(0.38%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2040 Portfolio Prospectus Class 1 Shares Class 1	73	309	564	1,295

John Hancock Retirement 2035 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2035 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual fund Operating Expenses		John Hancock Retirement 2035 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.22%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.29%
Acquired fund fees and expenses	[1][2]	0.39%
Total fund operating expenses		0.95%
Contractual reimbursement	[3]	(0.24%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2035 Portfolio Prospectus Class 1 Shares Class 1	73	279	502	1,144

John Hancock Retirement 2030 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2030 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2030 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.25%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.24%
Acquired fund fees and expenses	[1][2]	0.37%
Total fund operating expenses		0.91%
Contractual reimbursement	[3]	(0.19%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2030 Portfolio Prospectus Class 1 Shares Class 1	74	271	485	1,102

John Hancock Retirement 2025 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2025 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2025 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.29%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.19%
Acquired fund fees and expenses	[1][2]	0.32%
Total fund operating expenses		0.85%
Contractual reimbursement	[3]	(0.14%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2025 Portfolio Prospectus Class 1 Shares Class 1	73	257	458	1,036

John Hancock Retirement 2020 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2020 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund operating Expenses		John Hancock Retirement 2020 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.36%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.21%
Acquired fund fees and expenses	[1][2]	0.26%
Total fund operating expenses		0.88%
Contractual reimbursement	[3]	(0.16%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2020 Portfolio Prospectus Class 1 Shares Class 1	74	265	472	1,070

John Hancock Retirement 2015 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2015 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2015 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.45%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.30%
Acquired fund fees and expenses	[1][2]	0.18%
Total fund operating expenses		0.98%
Contractual reimbursement	[3]	(0.25%)
Net fund operating expenses		0.73%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2015 Portfolio Prospectus Class 1 Shares Class 1	75	287	517	1,179

John Hancock Retirement 2010 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2010 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2010 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.49%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.33%
Acquired fund fees and expenses	[1][2]	0.15%
Total fund operating expenses		1.02%
Contractual reimbursement	[3]	(0.28%)
Net fund operating expenses		0.74%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2010 Portfolio Prospectus Class 1 Shares Class 1	76	297	536	1,222